Contract Balances, Performance Obligations and Contract Costs (Tables)	6 Months Ended
Jul. 31, 2022
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the contract assets balance

Deferred
Revenue
Balance at January 31, 2022	58,700
Recognition of previously deferred revenue	(24,236)
Deferral of revenue	36,034
Increases from business combinations, net	2,035
Effect of movements in foreign exchange	(4,240)
Balance at July 31, 2022	68,293
Current	66,547
Long-term	1,746

Contract
Assets
Balance at January 31, 2022	1,443
Transfers to trade receivables from contract assets	(464)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	1,983
Effect of movements in foreign exchange	(3)
Balance at July 31, 2022	2,959